Short-Term Borrowings (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Borrowed in the call market USD ($)	Mar. 31, 2012 Borrowed in the call market INR	Mar. 31, 2011 Borrowed in the call market INR	Mar. 31, 2012 Term borrowings from institutions/banks USD ($)	Mar. 31, 2012 Term borrowings from institutions/banks INR	Mar. 31, 2011 Term borrowings from institutions/banks INR	Mar. 31, 2012 Foreign currency borrowings USD ($)	Mar. 31, 2012 Foreign currency borrowings INR	Mar. 31, 2011 Foreign currency borrowings INR	Mar. 31, 2012 Bills rediscounted USD ($)	Mar. 31, 2012 Bills rediscounted INR	Mar. 31, 2011 Bills rediscounted INR
Short-term Debt [Line Items]
Short-term borrowings	$ 2,213.5	112,642.8	76,686.7	$ 170.8	8,693.3	7,050.6	$ 881.4	44,850.3	15,609.9	$ 1,161.3	59,099.2	46,598.6	$ 0	0	7,427.6
Weighted average interest rate	5.20%	5.20%	5.30%
Maximum amount outstanding	5,627.4	286,380.8	124,092.8
Average amount outstanding	$ 2,159.6	109,900.6	84,086.3